Income Taxes - Schedule of Uncertain Tax Positions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Uncertain Tax Positions [Abstract]
Balance, beginning of the year	$ 207,022
Additions based on tax positions related to prior years
Payments made on tax positions related to prior years
Additions based on tax positions related to current year	158,223	207,022
Balance, end of year	$ 365,244	$ 207,022